CONTRACT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CONTRACT ASSETS
Schedule of Deferred costs and estimated earnings
	2023	2022
Deferred costs	$404,849	$311,911
Estimated earnings	-	-
	404,849	311,911
Add: billings to date	(47,169)	92,938
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$357,680	$404,849

	2022	2021
Deferred costs	$311,911	$-
Estimated earnings	-	-
	311,911	-
Add: billings to date	92,938	-
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$404,849	$-